General and Administrative Expenses (Tables)	12 Months Ended
Nov. 30, 2025
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expense

General and administrative expense consist of the following:

	For the Years Ended November 30,
	2024	2025
	HK$	HK$	US$
Staff costs	3,322,707	3,387,808	435,060
IT expenses	29,065	3,890	500
Professional and consultancy fee	3,786,262	3,334,221	428,178
Rent and rates	869,720	936,161	120,221
Depreciation	6,421	8,701	1,117
Office expenses	245,772	81,429	10,457
Provision for doubtful accounts	4,872,854	1,200,187	154,127
Insurance	450,719	443,076	56,899
Share base compensation expense	—	18,706,734	2,402,303
Others	291,636	2,095,881	269,151
Total Administrative expense	13,875,156	30,198,088	3,878,013